Dividends (Tables)	6 Months Ended
Jun. 30, 2024
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to the parent company
	Half-year to
	30 Jun 2024		30 Jun 2023
	£ per share	£m	£ per share	£m
Dividends paid on ordinary shares
In respect of current year:
– first interim dividend	0.124	99	—	—
– first special dividend[1]	—	—	0.941	750
Total	0.124	99	0.941	750
Total coupons on capital securities classified as equity		83		66
Dividends to parent		182		816
1  Special dividend declared and paid on CET1 capital in 2023.